UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2733

The Salomon Brothers Fund Inc

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

THE SALOMON BROTHERS FUND INC

FORM N-Q
MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 98.4%
CONSUMER DISCRETIONARY - 12.8%
Hotels, Restaurants & Leisure - 1.2%
43,700	Ctrip.com International Ltd., ADR (a)(b)	$1,654,045
523,200	McDonald's Corp.	16,292,448

		17,946,493

Household Durables - 1.0%
630,800	Newell Rubbermaid Inc. (b)	13,839,752

Leisure Equipment & Products - 0.8%
537,200	Mattel, Inc.	11,469,220

Media - 5.5%
602,600	Comcast Corp., Class A Shares (a)	20,355,828
1,190,185	Liberty Media Corp., Class A Shares (a)	12,342,218
1,075,000	News Corp., Class B Shares (b)	18,930,750
961,900	Time Warner Inc. (a)	16,881,345
316,500	Viacom Inc., Class B Shares	11,023,695

		79,533,836

Multi-Line Retail - 2.8%
255,900	Costco Wholesale Corp.	11,305,662
700,400	Dollar General Corp. (b)	15,345,764
277,100	J.C. Penney Co. Inc., (Holding Co.)	14,387,032

		41,038,458

Specialty Retail - 1.5%
416,900	Best Buy Co., Inc.	22,516,769

	TOTAL CONSUMER DISCRETIONARY	186,344,528

CONSUMER STAPLES - 9.2%
Beverages - 1.9%
533,500	PepsiCo, Inc.	28,291,505

Food Products - 2.5%
374,900	Kellogg Co.	16,221,923
917,800	Sara Lee Corp.	20,338,448

		36,560,371

Household Products - 2.7%
275,500	Kimberly-Clark Corp.	18,108,615
412,500	The Procter & Gamble Co.	21,862,500

		39,971,115

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Personal Products - 0.8%
250,100	The Estee Lauder Cos., Inc., Class A Shares	$11,249,498

Tobacco - 1.3%
291,300	Altria Group, Inc.	19,048,107

	TOTAL CONSUMER STAPLES	135,120,596

ENERGY - 8.2%
Energy Equipment & Services - 1.9%
360,400	ENSCO International Inc. (b)	13,572,664
368,500	GlobalSantaFe Corp. (b)	13,649,240

		27,221,904

Oil & Gas - 6.3%
140,400	ChevronTexaco Corp.	8,186,724
650,900	Exxon Mobil Corp.	38,793,640
400	Gas Properties (100% owned) (c)	414,436
241,700	Nexen Inc. (b)	13,276,581
271,500	Total SA, ADR (b)	31,827,945

		92,499,326

	TOTAL ENERGY	119,721,230

FINANCIALS - 19.1%
Banks - 6.8%
839,344	Bank of America Corp.	37,015,070
252,100	Comerica Inc.	13,885,668
307,700	Wachovia Corp.	15,665,007
548,600	Wells Fargo & Co.	32,806,280

		99,372,025

Diversified Financials - 8.7%
352,000	American Express Co.	18,082,240
232,500	Capital One Financial Corp.	17,384,025
207,700	Freddie Mac	13,126,640
198,100	The Goldman Sachs Group, Inc.	21,789,019
747,340	JPMorgan Chase & Co.	25,857,964
108,500	Legg Mason, Inc. (b)	8,478,190
400,300	Merrill Lynch & Co., Inc.	22,656,980

		127,375,058

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Insurance - 3.6%
350,500	American International Group, Inc.	$19,421,205
165,000	Assurant, Inc.	5,560,500
169	Berkshire Hathaway Inc., Class A Shares (a)(b)	14,703,000
159,700	The Chubb Corp.	12,659,419

		52,344,124

	TOTAL FINANCIALS	279,091,207

HEALTHCARE - 12.0%
Biotechnology - 2.7%
293,636	Amgen Inc. (a)	17,092,552
249,000	Genentech, Inc. (a)	14,095,890
189,200	OSI Pharmaceuticals, Inc. (a)	7,821,528

		39,009,970

Healthcare Equipment & Supplies - 1.6%
243,000	Fisher Scientific International Inc. (a)(b)	13,831,560
123,400	Zimmer Holdings, Inc. (a)	9,601,754

		23,433,314

Healthcare Providers & Services - 2.4%
343,200	Coventry Health Care Inc. (a)	23,385,648
91,100	WellPoint Inc. (a)	11,419,385

		34,805,033

Pharmaceuticals - 5.3%
222,200	GlaxoSmithKline PLC, ADR (b)	10,203,424
557,300	Pfizer Inc.	14,640,271
236,200	Sanofi-Aventis, ADR (a)	10,000,708
251,700	Sepracor, Inc. (a)(b)	14,450,097
922,700	Teva Pharmaceutical Industries Ltd., ADR (b)	28,603,700

		77,898,200

	TOTAL HEALTHCARE	175,146,517

INDUSTRIALS - 14.1%
Aerospace and Defense - 4.9%
655,800	The Boeing Co.	38,338,068
189,200	Lockheed Martin Corp.	11,552,552
567,300	Raytheon Co. (b)	21,954,510

		71,845,130

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Building Products - 1.3%
409,200	American Standard Cos., Inc. (a)	$19,019,616

Commercial Services & Supplies - 2.8%
252,000	Avery Dennison Corp. (b)	15,606,360
426,700	Paychex, Inc.	14,004,294
353,700	Waste Management, Inc.	10,204,245

		39,814,899

Industrial Conglomerates - 5.1%
1,675,400	General Electric Co.	60,414,924
382,300	Honeywell International Inc.	14,225,383

		74,640,307

	TOTAL INDUSTRIALS	205,319,952

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.6%
7,711,100	ADC Telecommunications, Inc. (a)(b)	15,345,089
1,101,100	Cisco Systems, Inc. (a)	19,698,679
3,776,700	Nortel Networks Corp. (a)(b)	10,310,391
438,100	Polycom, Inc. (a)	7,425,795

		52,779,954

Computers & Peripherals - 4.3%
586,000	Dell Inc. (a)	22,514,120
272,300	International Business Machines Corp.	24,882,774
184,500	Lexmark International Inc., Class A Shares (a)(b)	14,754,465

		62,151,359

Electronic Equipment & Instruments - 0.4%
226,800	Dolby Laboratories Inc., Class A Shares (a)(b)	5,329,800

Internet Software & Services - 0.2%
101,900	SINA Corp. (a)(b)	3,165,014

Semiconductor Equipment & Products - 3.5%
674,100	Applied Materials, Inc. (a)	10,954,125
969,900	Intel Corp.	22,530,777
426,800	Maxim Integrated Products, Inc.	17,443,316

		50,928,218

Software - 4.1%
137,900	Cognos, Inc. (a)	5,783,526
1,864,600	Microsoft Corp.	45,067,382
742,000	Oracle Corp. (a)	9,260,160

		60,111,068

	TOTAL INFORMATION TECHNOLOGY	234,465,413

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

MATERIALS - 3.7%
Chemicals - 1.5%
175,700	Air Products and Chemicals, Inc.	$11,120,053
217,700	E. I. du Pont de Nemours and Co.	11,154,948

		22,275,001

Metals & Mining - 2.2%
1,101,000	Barrick Gold Corp. (b)	26,379,960
326,400	Placer Dome Inc.	5,294,208

		31,674,168

	TOTAL MATERIALS	53,949,169

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
906,300	Sprint Corp.	20,618,325

Wireless Telecommunication Services - 0.7%
373,600	Nextel Communications Inc. (a)	10,617,712

	TOTAL TELECOMMUNICATION SERVICES	31,236,037

UTILITIES - 1.1%
Multi-Utilities - 1.1%
415,700	Sempra Energy	16,561,488

	TOTAL COMMON STOCK
	(Cost - $1,202,912,943)	1,436,956,137

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 8.6%
REPURCHASE AGREEMENT - 2.0%
$29,461,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley & Co. Inc., 2.850% due 4/1/05; Proceeds at maturity - $29,463,332; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% due 4/13/05 to 2/24/06; Market value - $30,050,457) (Cost- $29,461,000)	29,461,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 6.6%
95,489,569	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $95,489,569)	95,489,569

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $124,950,569)	124,950,569

	TOTAL INVESTMENTS - 107.0% (Cost - $1,327,863,512*)	1,561,906,706
	Liabilities in Excess of Other Assets - (7.0)%	(102,659,022)

	TOTAL NET ASSETS - 100.0%	$1,459,247,684

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued in accordance with fair valuation procedures.
*	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule: ADR - American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Fund Inc (“Fund”), is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$275,008,770
Gross unrealized depreciation	(40,965,576)

Net unrealized appreciation	$234,043,194

At March 31, 2005, the Fund loaned securities having a market value of $92,536,850. The Fund received cash collateral amounting to $95,489,569, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Fund Inc

By	/s/R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005